UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

            James Ash,Gemini Fund Services, LLC.

            80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-895-1600

Date of fiscal year end:

10/31

Date of reporting period:   7/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Portfolio of Investments (Unaudited)
July 31, 2013

Contracts		Expiration Date	Exercise Price	Value
	PUT OPTIONS* - 1.8%
63	S&P 500 Index Future	8/16/2013	$ 1,300	$ 787
412	S&P 500 Index Future	8/16/2013	1,330	5,150
34	S&P 500 Index Future	8/16/2013	1,380	425
36	S&P 500 Index Future	8/16/2013	1,535	6,750
105	S&P 500 Index Future	8/16/2013	1,550	26,250
35	S&P 500 Index Future	8/16/2013	1,560	10,062
17	S&P 500 Index Future	8/16/2013	1,570	5,738
38	S&P 500 Index Future	8/16/2013	1,610	29,450
48	S&P 500 Index Future	8/16/2013	1,625	52,200
36	S&P 500 Index Future	8/16/2013	1,635	50,400
24	S&P 500 Index Future	9/20/2013	1,500	17,400
54	S&P 500 Index Future	9/20/2013	1,520	50,625
51	S&P 500 Index Future	9/20/2013	1,530	54,188
18	S&P 500 Index Future	9/20/2013	1,550	23,850
36	S&P 500 Index Future	9/20/2013	1,560	54,900
18	S&P 500 Index Future	9/20/2013	1,615	58,950
36	S&P 500 Index Future	9/20/2013	1,630	144,000
18	S&P 500 Index Future	9/20/2013	1,650	94,050
	TOTAL PUT OPTIONS (Cost -$1,994,169)			685,175

	CALL OPTIONS* - 2.3%
34	S&P 500 Index Future	8/16/2013	1,655	294,100
17	S&P 500 Index Future	8/16/2013	1,665	115,175
14	S&P 500 Index Future	8/16/2013	1,675	70,700
23	S&P 500 Index Future	8/16/2013	1,685	82,800
39	S&P 500 Index Future	8/16/2013	1,715	33,638
34	S&P 500 Index Future	8/16/2013	1,725	15,300
17	S&P 500 Index Future	8/16/2013	1,735	3,825
18	S&P 500 Index Future	9/20/2013	1,730	41,850
38	S&P 500 Index Future	9/20/2013	1,745	54,150
75	S&P 500 Index Future	9/20/2013	1,755	75,000
120	S&P 500 Index Future	9/20/2013	1,765	82,500
	TOTAL CALL OPTIONS (Cost -$766,139)			869,038

Shares
	SHORT-TERM INVESTMENTS - 51.9%
19,538,235	Dreyfus Cash Management, Institutional Shares, 0.04%**
	TOTAL SHORT-TERM INVESTMENTS (Cost - $19,538,235)			19,538,235

	TOTAL INVESTMENTS - 56.0% (Cost - $22,298,543)			$ 21,092,448
	OTHER ASSETS LESS LIABILITIES - 44.0%			16,599,585
	NET ASSETS - 100.0%			$ 37,692,033

LJM Preservation and Growth Fund
Portfolio of Investments (Unaudited) (Continued)
July 31, 2013

Contracts		Expiration Date	Exercise Price	Value
	CALL OPTIONS WRITTEN* - (3.4%)
34	S&P 500 Index Future	8/16/2013	$ 1,660	$ 261,800
17	S&P 500 Index Future	8/16/2013	1,670	99,875
37	S&P 500 Index Future	8/16/2013	1,690	109,150
67	S&P 500 Index Future	8/16/2013	1,720	42,712
70	S&P 500 Index Future	8/16/2013	1,730	21,000
250	S&P 500 Index Future	8/16/2013	1,740	43,750
121	S&P 500 Index Future	8/16/2013	1,750	12,100
17	S&P 500 Index Future	8/16/2013	1,760	850
62	S&P 500 Index Future	8/16/2013	1,770	1,550
93	S&P 500 Index Future	9/20/2013	1,750	110,438
187	S&P 500 Index Future	9/20/2013	1,760	154,275
160	S&P 500 Index Future	9/20/2013	1,770	90,000
146	S&P 500 Index Future	9/20/2013	1,780	54,750
60	S&P 500 Index Future	9/20/2013	1,785	18,750
310	S&P 500 Index Future	9/20/2013	1,790	77,500
114	S&P 500 Index Future	9/20/2013	1,795	24,225
9	S&P 500 Index Future	10/18/2013	1,780	9,000
112	S&P 500 Index Future	10/18/2013	1,790	84,000
72	S&P 500 Index Future	10/18/2013	1,800	39,600
56	S&P 500 Index Future	10/18/2013	1,810	23,800
	TOTAL CALL OPTIONS WRITTEN (Premiums - $1,911,888)			1,279,125

	PUT OPTIONS WRITTEN* - (3.1%)
18	S&P 500 Index Future	8/16/2013	1,310	225
38	S&P 500 Index Future	8/16/2013	1,325	475
186	S&P 500 Index Future	8/16/2013	1,350	2,325
17	S&P 500 Index Future	8/16/2013	1,360	213
70	S&P 500 Index Future	8/16/2013	1,520	11,375
109	S&P 500 Index Future	8/16/2013	1,525	19,075
36	S&P 500 Index Future	8/16/2013	1,545	8,100
99	S&P 500 Index Future	8/16/2013	1,555	25,987
154	S&P 500 Index Future	8/16/2013	1,565	46,200
101	S&P 500 Index Future	8/16/2013	1,575	37,875
60	S&P 500 Index Future	8/16/2013	1,585	27,000
105	S&P 500 Index Future	8/16/2013	1,600	63,000
53	S&P 500 Index Future	8/16/2013	1,620	51,675
36	S&P 500 Index Future	8/16/2013	1,630	44,550
22	S&P 500 Index Future	9/20/2013	1,410	5,225
87	S&P 500 Index Future	9/20/2013	1,425	25,012
32	S&P 500 Index Future	9/20/2013	1,435	10,000
36	S&P 500 Index Future	9/20/2013	1,450	13,950
194	S&P 500 Index Future	9/20/2013	1,460	84,875
166	S&P 500 Index Future	9/20/2013	1,470	83,000
110	S&P 500 Index Future	9/20/2013	1,475	57,750
42	S&P 500 Index Future	9/20/2013	1,480	23,625
172	S&P 500 Index Future	9/20/2013	1,490	109,650
26	S&P 500 Index Future	9/20/2013	1,510	21,450
40	S&P 500 Index Future	9/20/2013	1,525	39,500
20	S&P 500 Index Future	9/20/2013	1,535	22,250
54	S&P 500 Index Future	9/20/2013	1,555	76,950
LJM Preservation and Growth Fund
Portfolio of Investments (Unaudited) (Continued)
July 31, 2013

Contracts		Expiration Date	Exercise Price	Value
	PUT OPTIONS WRITTEN* - (3.1%) (Continued)
18	S&P 500 Index Future	9/20/2013	1,580	37,350
18	S&P 500 Index Future	9/20/2013	1,590	43,200
36	S&P 500 Index Future	9/20/2013	1,600	98,100
18	S&P 500 Index Future	9/20/2013	1,620	63,000
9	S&P 500 Index Future	10/18/2013	1,450	9,563
	TOTAL PUT OPTIONS WRITTEN (Premiums - $2,637,837)			1,162,525

* Non-income producing security.
** Rate shown represents the rate at July 31, 2013, is subject to change and resets daily.

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including written options, is $17,748,818 and differs from market value by net unrealized appreciation (depreciation) as follows:

			Unrealized appreciation	$ 2,896,038
			Unrealized depreciation	(1,994,058)
			Net unrealized appreciation	$ 901,980

LJM Preservation & Growth Fund
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)
July 31, 2013

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options on Index Futures are valued at the settled price determined by the exchange. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

LJM Preservation & Growth Fund
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Purchased Put Options	$ 685,175	$ -	$ -	$ 685,175
Purchased Call Optioins	$ 869,038	$ -	$ -	$ 869,038
Short-Term Investments	$ 19,538,235	$ -	$ -	$ 19,538,235
Total Assets	$ 21,092,448	$ -	$ -	$ 21,092,448

Liablities
Call Options Written	$ 1,279,125	$ -	$ -	$ 1,279,125
Put Options Written	$ 1,162,525	$ -	$ -	$ 1,162,525
Total Liabilities	$ 2,441,650	$ -	$ -	$ 2,441,650

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the period.
The Fund did not hold any level 3 securities during the period.

LJM Preservation & Growth Fund
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.  The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

GAAP requires disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utitlized by the Fund as of July 31, 2013 categorized by risk exposure:

Risk Exposure Category	Unrealized
Equity	$ 901,980

The amounts of derivative instruments disclosed on the Portfolio of Investments at July 31, 2013 is a reflection of the volume of derivative activity for the Fund.

A summary of option contracts written for the period ended July 31, 2013 were as follows:

	Call Options		Put Options
	Number of Options	Option Premiums	Number of Options	Option Premiums
Options outstanding beginning of period	-	$ -	-	$ -
Options written	16,689	16,013,086	17,403	18,429,348
Options closed	(13,341)	(12,857,219)	(9,612)	(10,097,266)
Options expired	(1,354)	(1,243,979)	(5,609)	(5,694,245)
Options outstanding end of period	1,994	$ 1,911,888	2,182	$ 2,637,837

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ Andrew Rogers

       Andrew Rogers, President

Date

9/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Andrew Rogers

       Andrew Rogers, President

Date

9/27/13

By

/s/ James Colantino

       James Colantino, Treasurer

Date

9/27/13